Components of Property and Equipment, Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 37,071	$ 28,433
Less: accumulated depreciation	(20,411)	(11,425)
Property and equipment, net	16,660	17,008
Computer hardware and software
Property Plant And Equipment [Line Items]
Property and equipment, gross	30,449	23,973
Internal-use software development costs
Property Plant And Equipment [Line Items]
Property and equipment, gross	4,636	3,319
Furniture and fixtures
Property Plant And Equipment [Line Items]
Property and equipment, gross	1,127	700
Leasehold improvements
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 859	$ 441